Schedule V - Valuation and Qualifying Accounts and Reserves (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Loans and Leases Receivable [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance at beginning of period	$ 12	$ 17	$ 3
Valuation Allowances and Reserves, Charged to Cost and Expense	16	24	17
Valuation Allowances and Reserves, Charged to Other Accounts	0	0	0
Valuation Allowances and Reserves, Deductions	(9)	(29)	(3)
Valuation Allowances and Reserves, Balance at end of period	19	12	17
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance at beginning of period	49	43	50
Valuation Allowances and Reserves, Charged to Cost and Expense	4	11	(2)
Valuation Allowances and Reserves, Charged to Other Accounts	(1)	0	0
Valuation Allowances and Reserves, Deductions	(7)	(5)	(5)
Valuation Allowances and Reserves, Balance at end of period	45	49	43
Valuation Allowance of Deferred Tax Assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance at beginning of period	26	117	126
Valuation Allowances and Reserves, Charged to Cost and Expense	4	(91)	(1)
Valuation Allowances and Reserves, Charged to Other Accounts	15	0	0
Valuation Allowances and Reserves, Deductions	0	0	(8)
Valuation Allowances and Reserves, Balance at end of period	45	26	117
Allowance for Reinsurance Recoverable [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance at beginning of period	10	15	23
Valuation Allowances and Reserves, Charged to Cost and Expense	(5)	(5)	(7)
Valuation Allowances and Reserves, Charged to Other Accounts	0	0	0
Valuation Allowances and Reserves, Deductions	0	0	(1)
Valuation Allowances and Reserves, Balance at end of period	$ 5	$ 10	$ 15